Hedge Accounting - Summary of Hedge Cash flow (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ 699,000,000	R$ (3,557,000,000)	R$ (16,000,000)
Nominal Amount	148,461,000,000	215,277,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	39,136,000,000	103,407,000,000
Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	8,213,000,000	5,743,000,000
Hedge of asset-backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	39,962,000,000	31,417,000,000
Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	14,683,000,000	16,677,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	3,508,000,000	1,314,000,000
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	67,344,000,000	53,521,000,000
Book value of the hedged item, Liabilities	44,891,000,000	105,414,000,000
Variation in value recognized in Other comprehensive income	(942,000,000)	(1,767,000,000)
Cash flow hedge reserve	(387,000,000)	(1,549,000,000)
Nominal Amount	111,412,000,000	160,870,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(946,000,000)	(1,766,000,000)
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	131,000,000	316,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Amount	5,779,000,000	1,996,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	39,142,000,000	103,407,000,000
Variation in value recognized in Other comprehensive income	1,065,000,000	(2,423,000,000)
Cash flow hedge reserve	1,065,000,000	(2,458,000,000)
Nominal Amount	39,136,000,000	103,407,000,000
Variation in the amounts used to calculate hedge ineffectiveness	1,072,000,000	(2,429,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	8,621,000,000	5,673,000,000
Variation in value recognized in Other comprehensive income	(409,000,000)	66,000,000
Cash flow hedge reserve	(409,000,000)	66,000,000
Nominal Amount	8,213,000,000	5,743,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(409,000,000)	66,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of asset-backed securities under repurchase agreements [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	40,526,000,000	29,533,000,000
Variation in value recognized in Other comprehensive income	(1,686,000,000)	697,000,000
Cash flow hedge reserve	(1,686,000,000)	697,000,000
Nominal Amount	39,962,000,000	31,417,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(1,698,000,000)	699,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	131,000,000	327,000,000
Variation in value recognized in Other comprehensive income	0	12,000,000
Cash flow hedge reserve	0	12,000,000
Nominal Amount	131,000,000	316,000,000
Variation in the amounts used to calculate hedge ineffectiveness	1,000,000	15,000,000
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of assets denominated in UF [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	14,558,000,000	16,674,000,000
Variation in value recognized in Other comprehensive income	(127,000,000)	(4,000,000)
Cash flow hedge reserve	(127,000,000)	(4,000,000)
Nominal Amount	14,683,000,000	16,677,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(127,000,000)	(1,000,000)
Interest rate risk [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Liabilities	5,749,000,000	2,007,000,000
Variation in value recognized in Other comprehensive income	30,000,000	(10,000,000)
Cash flow hedge reserve	30,000,000	(10,000,000)
Nominal Amount	5,779,000,000	1,996,000,000
Variation in the amounts used to calculate hedge ineffectiveness	30,000,000	(11,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	9,646,000,000	15,277,000,000
Book value of the hedged item, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,701,000,000)	(14,598,000,000)
Nominal Amount	13,888,000,000	24,619,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(14,688,000,000)	(14,601,000,000)
Foreign exchange risk [member] | Cash flow hedges [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	3,508,000,000	1,314,000,000
Variation in value recognized in Other comprehensive income	185,000,000	(105,000,000)
Cash flow hedge reserve	740,000,000	148,000,000
Nominal Amount	3,508,000,000	1,314,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ 185,000,000	R$ (105,000,000)